Segments of Business (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Depreciation and Amortization	$ 222,338	$ 79,850
Consolidated total [Member]
Segment Reporting Information [Line Items]
Revenue	3,302,775	1,494,881
Long Lived Assets	14,309,324	9,781,444
Income Before Tax	(2,177,641)	(802,463)
Identifiable Assets	20,351,444	12,411,847
Additions to Property Plant and Equipment	61,667	32,567
Depreciation and Amortization	1,297,710	636,921
Manufacturing [Member]
Segment Reporting Information [Line Items]
Revenue	2,932,664
Long Lived Assets	3,535,516
Income Before Tax	(31,698)
Identifiable Assets	7,803,409
Additions to Property Plant and Equipment	50,495
Depreciation and Amortization	74,344
Neurostimulation [Member]
Segment Reporting Information [Line Items]
Revenue	291,750	1,456,038
Long Lived Assets	8,643,118	9,780,556
Income Before Tax	(6,117,404)	(673,117)
Identifiable Assets	9,421,311	10,141,459
Additions to Property Plant and Equipment	11,172	31,581
Depreciation and Amortization	1,203,169	636,822
Other [Member]
Segment Reporting Information [Line Items]
Revenue	78,361	38,843
Long Lived Assets	2,130,690	888
Income Before Tax	3,971,461	(129,346)
Identifiable Assets	3,126,724	2,270,388
Additions to Property Plant and Equipment		986
Depreciation and Amortization	$ 20,197	$ 99